Other Income	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Other Income
Other Income

F. Other Income

	Three Months Ended March 31,
	2013	2012
	(Dollars in thousands)
AeroTurbine revenue
Engines, airframes, parts and supplies	$58,182	$73,282
Cost of sales	(48,696)	(60,949)

	9,486	12,333
Interest and Other	36,469	10,930

Total	$45,955	$23,263

Note E—Other Income

	2012	2011	2010
	(Dollars in thousands)
AeroTurbine revenue(a)
Engines, airframes, parts and supplies	$308,981	$71,778	$—
Cost of sales	(255,918)	(62,070)	—

	53,063	9,708	—
Interest and Other	70,187	48,202	61,741

Total	$123,250	$57,910	$61,741

(a)
Other income for 2011 and 2012 includes revenue from sales by AeroTurbine of engines, airframes, parts and supplies, presented net of cost of sales on our consolidated statement of income. AeroTurbine was acquired on October 7, 2011.